31. Segment information	12 Months Ended
Dec. 31, 2020
Segment Information
Segment information
31.	Segment information

Management considers the following business segments:

•	Food retail – includes the banners “Pão de Açúcar”, “Extra Hiper”, “Extra Supermercado” / “Mercado Extra”, “Minimercado Extra”, “Minuto Pão de Açúcar”, “Comprebem”, “Posto Extra, “Drogaria Extra” and “GPA Malls & Properties”.
•	Éxito Group - includes the company Éxito (Colômbia) and its subsidiaries Libertad (Argentina) and Disco (Uruguay). Éxito also operates the brands Surtimax, Super Inter and CarullaHome, consequence of the business combination of Éxito in November 2019 (note 13).

Appliances and e-commerce segments were sold and are presented as Discontinued Operations on December 31, 2019 and 2018 (note 12.4). The cash and carry segment, Assai, has been deconsolidated to the Company’s shareholders and is presented as a discontinued operation as of December 31, 2020 and 2019 and 2018 (note1.1)..The others businesses are composed of the results of James Delivery, Cheftime, Stix and Cnova N.V. Those segments are maintained in this note for reconciliation purposes.

The eliminations of the result and balance sheet are presented within the segment itself.

The debentures obtained for funding the acquisition of Éxito and related interest expenses were allocated to Éxito Group, as well as other acquisition related expenses incurred in 2019.

Management monitors the operating results of its business units separately making decisions about resource allocation and performance assessment. The segment performance is evaluated based on operating income and is measured consistently with operating income in the financial statements.

The Group is engaged in operations of retail stores located in 16 States and the Federal District of Brazil. Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker who has been identified as the Chief Executive Officer.

The chief operating decision-maker (CODM) allocates resources and assesses performance by reviewing results and other information related to segments.

The Group deems irrelevant the disclosure of information on sales per product category, given that similar products are sold based on each business’ strategies and each segment has its own management controls.

The Group measures the results of segments, regularly reviewed by the chief operating decision-maker (CODM), using the accounting practices under IFRS, using each segment’s operating profit, which includes certain corporate overhead allocations.

Information on the Group’s segments as of December 31, 2020 is included in the table below:

Description	Retail			Éxito Group		Others Business			Discontinued operations			Total
	2020	2019	2018	2020	2019	2020	2019	2018	2020	2019	2018	2020	2019	2018

Net operating revenue	29,170	26,654	26,490	22,034	2,151	49	33	-	-	-	-	51,253	28,838	26,490
Gross profit	8,219	7,005	7,444	5,508	609	22	(1)	-	-	-	-	13,749	7,613	7,444
Depreciation and amortization	(1,069)	(967)	(892)	(729)	(60)	(6)	(1)	-	-	-	-	(1,804)	(1,028)	(892)
Operating income	2,016	467	957	652	90	(137)	(56)	-	-	-	-	2,531	501	957
Net financial expenses	(386)	(815)	(902)	(340)	(57)	(2)	1	-	-	-	-	(728)	(871)	(902)
Profit(loss) before income tax and social contribution	1,748	(241)	134	339	27	(186)	(154)	(51)	-	-	-	1,901	(368)	83
Share of profit of associates	118	107	79	27	(6)	(47)	(99)	(51)	-	-	-	98	2	28
Income tax and social contribution	(559)	121	41	(110)	(28)	7	2	-	-	-	-	(662)	95	41
Net income (loss) for continuing operations	1,189	(120)	175	229	(1)	(179)	(152)	(51)	-	-	-	1,239	(273)	124
Net income (loss) for discontinued operations	85	312	(73)	(1)	-	-	-	-	1,003	797	1,233	1,087	1,109	1,160
Net income (loss) of year end	1,274	192	102	228	(1)	(179)	(152)	(51)	1,003	797	1,233	2,326	836	1,284

Current assets	9,747	8,002	7,529	8,015	6,664	95	10		-	5,292	28,813	17,857	19,968	40,518
Non-current assets	16,672	15,568	15,138	18,930	15,438	52	26		-	7,475	-	35,654	38,507	21,139
Current liabilities	8,789	11,557	8,358	9,729	7,252	181	9		-	4,317	23,602	18,699	23,135	37,256
Non-current liabilities	14,390	9,810	9,834	3,620	9,686	(5)	1		-	2,295	-	18,005	21,792	11,242
Shareholders' equity	3,240	2,203	4,475	13,596	5,164	(29)	26		-	6,155	5,211	16,807	13,548	13,159

The Group operates primarily as a retailer of food, clothing, home appliances and other products. Total revenues by geographic region is showed below:

	2020	2019	2018
Brazil
Retail	29,170	26,654	26,490
Others businesses	49	33	-
	29,219	26,687	26,490

Éxito Group
Colombia	17,062	1,694	-
Uruguay	3,746	350	-
Argentina	1,226	107	-
	22,034	2,151	-
Total net operating revenue	51,253	28,838	26,490